First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
January 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 87.5%
	Brazil – 10.7%
10,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/23	$1,990,011
57,450,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	11,841,329
55,650,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	11,664,844
11,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	2,368,659
				27,864,843
	Chile – 2.9%
2,725,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	4.50%	03/01/26	4,246,838
1,995,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP) (a) (b)	4.70%	09/01/30	3,203,026
120,000,000	Bonos del Banco Central de Chile en Pesos (CLP)	6.00%	02/01/21	163,388
				7,613,252
	Colombia – 8.3%
4,201,000,000	Colombian TES (COP)	7.00%	05/04/22	1,248,761
19,630,000,000	Colombian TES (COP)	7.50%	08/26/26	6,382,972
21,100,000,000	Colombian TES (COP)	6.00%	04/28/28	6,309,072
23,300,000,000	Colombian TES (COP)	7.75%	09/18/30	7,599,047
				21,539,852
	Czech Republic – 3.3%
18,000,000	Czech Republic Government Bond (CZK)	0.75%	02/23/21	841,175
114,920,000	Czech Republic Government Bond (CZK) (b)	2.40%	09/17/25	5,745,571
36,270,000	Czech Republic Government Bond (CZK) (b)	2.50%	08/25/28	1,861,956
				8,448,702
	Hungary – 3.7%
2,066,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	9,557,952
	Indonesia – 9.0%
44,770,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	3,616,286
47,177,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	3,932,235
17,000,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	1,274,322
140,993,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	11,417,217
40,076,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	3,203,309
				23,443,369
	Israel – 2.7%
8,190,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	3,328,066
10,805,000	Israel Government Bond - Fixed (ILS)	2.25%	09/28/28	3,697,000
				7,025,066
	Malaysia – 4.6%
8,250,000	Malaysia Government Bond (MYR)	4.05%	09/30/21	2,071,269
15,240,000	Malaysia Government Bond (MYR)	4.18%	07/15/24	4,046,415
21,480,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	5,803,352
				11,921,036
	Mexico – 7.1%
31,700,000	Mexican Bonos (MXN)	5.75%	03/05/26	1,625,346
156,280,000	Mexican Bonos (MXN)	8.50%	05/31/29	9,313,828
63,920,000	Mexican Bonos (MXN)	7.75%	05/29/31	3,650,384
56,510,000	Mexican Bonos (MXN)	10.00%	11/20/36	3,811,937
				18,401,495

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Peru – 4.8%
6,670,000	Peru Government Bond (PEN)	8.20%	08/12/26	$2,471,854
18,675,000	Peru Government Bond (PEN)	6.95%	08/12/31	6,600,754
9,860,000	Peru Government Bond (PEN)	6.90%	08/12/37	3,298,785
				12,371,393
	Philippines – 2.0%
60,000,000	Philippine Government International Bond (PHP)	3.90%	11/26/22	1,281,659
145,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	3,898,521
				5,180,180
	Poland – 3.3%
545,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	162,115
27,650,000	Republic of Poland Government Bond (PLN)	2.75%	04/25/28	8,431,116
				8,593,231
	Romania – 4.7%
19,260,000	Romania Government Bond (RON)	5.85%	04/26/23	5,198,740
20,525,000	Romania Government Bond (RON)	4.50%	06/17/24	5,520,468
4,690,000	Romania Government Bond (RON)	5.80%	07/26/27	1,408,543
				12,127,751
	South Africa – 13.8%
4,000,000	Republic of South Africa Government Bond (ZAR)	6.75%	03/31/21	265,759
107,875,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	8,440,283
107,610,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	6,449,693
192,270,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	11,265,986
39,425,000	Republic of South Africa Government Bond (ZAR)	6.25%	03/31/36	1,800,572
37,640,000	Republic of South Africa Government Bond (ZAR)	8.50%	01/31/37	2,079,430
97,000,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	5,484,130
				35,785,853
	Thailand – 2.9%
48,470,000	Thailand Government Bond (THB)	3.63%	06/16/23	1,740,011
53,400,000	Thailand Government Bond (THB)	1.60%	12/17/29	1,847,517
97,300,000	Thailand Government Bond (THB)	3.65%	06/20/31	3,985,913
				7,573,441
	Turkey – 3.7%
36,800,000	Turkey Government Bond (TRY)	9.00%	05/04/22	4,703,822
39,580,000	Turkey Government Bond (TRY)	10.60%	02/11/26	4,965,587
				9,669,409
	Total Foreign Sovereign Bonds and Notes			227,116,825
	(Cost $227,106,090)
FOREIGN CORPORATE BONDS AND NOTES – 6.3%
	Supranationals – 6.3%
100,000,000	African Development Bank (ZAR)	(c)	04/05/46	788,247
593,500,000	Asian Development Bank (INR)	6.20%	10/06/26	8,567,761
51,050,000	International Finance Corp. (INR)	5.85%	11/25/22	710,194

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Supranationals (Continued)
337,000,000	International Finance Corp. (INR)	6.30%	11/25/24	$4,774,051
83,500,000	International Finance Corp. (MXN)	(c)	02/22/38	1,322,623
	Total Foreign Corporate Bonds and Notes			16,162,876
	(Cost $16,384,718)

Total Investments – 93.8%	243,279,701
(Cost $243,490,808) (d)
Net Other Assets and Liabilities – 6.2%	16,202,886
Net Assets – 100.0%	$259,482,587

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2021	Sale Value as of 1/31/2021	Unrealized Appreciation/ (Depreciation)
02/24/21	SG	CNY	70,920,000	USD	10,910,473	$ 10,954,481	$ 10,910,473	$ 44,008
02/22/21	SG	INR	1,000,300,000	USD	13,612,498	13,678,604	13,612,498	66,106
02/22/21	SG	KRW	12,670,000,000	USD	11,478,347	11,326,702	11,478,347	(151,645)
02/22/21	BBH	MXN	72,020,000	USD	3,645,272	3,506,138	3,645,272	(139,134)
02/22/21	SG	PHP	87,350,000	USD	1,815,518	1,816,758	1,815,518	1,240
02/22/21	BBH	RON	21,305,000	USD	5,296,905	5,301,121	5,296,905	4,216
02/24/21	SG	RUB	1,158,600,000	USD	15,665,253	15,272,714	15,665,253	(392,539)
02/24/21	BNS	RUB	1,135,900,000	USD	15,351,037	14,973,481	15,351,037	(377,556)
02/22/21	BBH	TRY	28,800,000	USD	3,825,203	3,905,989	3,825,203	80,786
02/22/21	BBH	ZAR	19,200,000	USD	1,274,334	1,265,954	1,274,334	(8,380)
02/22/21	BNS	USD	1,992,096	BRL	10,585,000	1,992,096	1,933,606	58,490
02/22/21	BNS	USD	5,415,890	PEN	19,555,000	5,415,890	5,376,048	39,842
Net Unrealized Appreciation (Depreciation)								$(774,566)

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia
SG	Societe Generale

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $3,203,026 or 1.2% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon bond.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,736,146 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,721,819. The net unrealized depreciation was $985,673. The unrealized amounts presented are inclusive of derivative contracts.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 227,116,825	$ —	$ 227,116,825	$ —
Foreign Corporate Bonds and Notes*	16,162,876	—	16,162,876	—
Total Investments	243,279,701	—	243,279,701	—
Forward Foreign Currency Contracts	294,688	—	294,688	—
Total	$ 243,574,389	$—	$ 243,574,389	$—
LIABILITIES TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (1,069,254)	$ —	$ (1,069,254)	$ —

*	See Portfolio of Investments for country breakout.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Credit Quality †	% of Total Investments (including cash)
AAA	6.3%
AA	3.3
AA-	5.8
A	8.1
A-	7.8
BBB+	9.3
BBB	21.4
BBB-	4.8
BB	25.0
BB-	3.8
Cash	4.4
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Currency Exposure Diversification	% of Total Investments (including cash)††
ZAR	14.9%
RUB	11.9
INR	10.9
BRL	10.4
IDR	9.2
MXN	9.2
COP	8.5
RON	6.9
TRY	5.3
MYR	4.7
KRW	4.5
CNY	4.3
HUF	3.8
PLN	3.4
CZK	3.3
CLP	3.0
THB	3.0
ILS	2.8
PEN	2.8
PHP	2.8
USD	(25.6)
Total	100.0%

††	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand